Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	₩ 29,400,141	₩ 29,925,973	₩ 30,018,273
Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	71,952,642	70,662,317
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(42,531,640)	(40,717,017)
Government grants	(20,861)	(19,327)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,590,087	2,526,059	2,548,002
Land [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,592,705	2,527,972
Land [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,618)	(1,913)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,161,400	4,215,454	4,402,452
Buildings [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	9,417,295	9,227,064
Buildings [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,250,281)	(5,010,770)
Government grants	(5,614)	(840)
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,025,226	2,904,506	2,917,924
Structures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,363,370	6,066,000
Structures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,338,075)	(3,161,453)
Government grants	(69)	(41)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	16,857,307	17,218,264	18,518,129
Machinery and equipment [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	48,435,445	47,548,589
Machinery and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(31,570,233)	(30,326,324)
Government grants	(7,905)	(4,001)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	37,156	32,285	31,341
Vehicles [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	310,078	305,275
Vehicles [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(272,705)	(272,977)
Government grants	(217)	(13)
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	60,301	70,751	66,164
Tools [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	423,927	418,829
Tools [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(363,360)	(348,032)
Government grants	(266)	(46)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	127,459	130,132	136,287
Furniture and fixtures [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	670,079	658,467
Furniture and fixtures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(542,217)	(528,066)
Government grants	(403)	(269)
Lease assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	773,700	774,582
Lease assets [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,093,817	970,891
Lease assets [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(320,117)	(196,309)
Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	149,965	124,193	80,771
Bearer plants [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	171,160	138,818
Bearer plants [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(21,195)	(14,625)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,617,540	1,929,747	₩ 1,179,639
Construction-in-progress [member] | Gross amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,474,766	2,800,412
Construction-in-progress [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(850,839)	(856,548)
Government grants	₩ (6,387)	₩ (14,117)